CASH FLOW STATEMENT - Reconciliation of net cash flow to movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOW STATEMENT
Net cash flow from cash net of overdrafts	$ 113	$ (63)	$ 43
Settlement of Currency Swaps	(24)	25	15
Net cash flow from borrowings	147	(127)	215
Change in net debt from net cash flow	236	(165)	273
Change in net debt in the year	269	(189)	252
Balance at beginning of year	(1,550)	(1,361)	(1,613)
Balance at end of year	$ (1,281)	$ (1,550)	$ (1,361)